Leasing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Finance Lease Receivables Included in Prepaid Expenses and Other and Other Assets

Finance lease receivables, which are included in Prepaid expenses and other and Other assets in our consolidated balance sheets, are comprised of the following:

				(dollars in millions)
At December 31,			2013			2012
	Leveraged Leases	Direct Finance Leases	Total	Leveraged Leases	Direct Finance Leases	Total

Minimum lease payments receivable	$1,069	$16	$1,085	$1,253	$58	$1,311
Estimated residual value	780	5	785	923	6	929
Unearned income	(589)	(4)	(593)	(654)	(10)	(664)

Total	$1,260	$17	$1,277	$1,522	$54	$1,576

Allowance for doubtful accounts			(90)			(99)

Finance lease receivables, net			$1,187			$1,477

Prepaid expenses and other			$5			$22
Other assets			1,182			1,455

			$1,187			$1,477

Components of Income from Leveraged Leases

The following table is a summary of the components of income from leveraged leases:

	(dollars in millions)
Years Ended December 31,	2013	2012	2011
Pre-tax income	$34	$30	$61
Income tax expense	12	12	24

Schedule of Future Minimum Lease Payments Received from Capital Leases

The future minimum lease payments to be received from noncancelable capital leases (direct financing and leveraged leases), net of nonrecourse loan payments related to leveraged leases and allowances for doubtful accounts, along with expected receipts relating to operating leases for the periods shown at December 31, 2013, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2014	$34	$197
2015	46	170
2016	114	142
2017	38	50
2018	56	23
Thereafter	797	19

Total	$1,085	$601

Amortization of Capital Leases

Amortization of capital leases is included in Depreciation and amortization expense in the consolidated statements of income. Capital lease amounts included in Plant, property and equipment are as follows:

	(dollars in millions)
At December 31,	2013	2012
Capital leases	$353	$358
Less accumulated amortization	188	158

Total	$165	$200

Schedule of Aggregate Minimum Rental Commitments under Noncancelable Leases

The aggregate minimum rental commitments under noncancelable leases for the periods shown at December 31, 2013, are as follows:

	(dollars in millions)
Years	Capital Leases	Operating Leases
2014	$110	$2,255
2015	70	2,020
2016	54	1,703
2017	46	1,379
2018	20	1,085
Thereafter	83	3,748

Total minimum rental commitments	383	$12,190

Less interest and executory costs	90

Present value of minimum lease payments	293
Less current installments	91

Long-term obligation at December 31, 2013	$202